Label	Element	Value
Highmore Sustainable All-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Highmore Sustainable All-Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Highmore Sustainable All-Cap Equity Fund (the “Fund”) seeks total return by investing in companies with sustainable business practices and good corporate citizenship according to criteria established by SFE Investment Counsel Inc. (the “Sub-Advisor”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Highmore family of funds. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares of the Fund: Advisor Class Shares” on page 45 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Highmore family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Expense Cap for the duration of the Expense Cap only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its assets (including borrowings made for investment purposes) in equity securities of companies of any market capitalization with sustainable business practices and good corporate citizenship according to socially responsible investing (“SRI”) and environmental, social and corporate governance (“ESG”) criteria established by the Sub-Advisor, as defined below. The Fund will generally invest in securities of approximately 40 different issuers at any given time, though that number may be higher or lower depending on market developments and investment opportunities.

The equity securities in which the Fund may invest include common stocks, real estate investment trusts (“REITs”) traded on a U.S. exchange, and sponsored and unsponsored depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund may invest in both growth- and value-oriented equity securities.

In determining the investable universe for the Fund, the Sub-Advisor initially screens out companies using a bottom-up fundamental analysis to determine which companies demonstrate sound fundamentals and a top-down analysis to ensure such companies are appropriately positioned to provide the Fund with long-term capital appreciation in light of economic and geopolitical trends. Within this investable universe, the Sub-Advisor then applies a combination of exclusionary screening, inclusionary screening, and targeted impact (i.e., discretionary) screening in order to select appropriate investments for the Fund according to the Sub-Advisor’s ESG and SRI criteria. According to the Sub-Advisor, such criteria is generally demonstrated through sustainable business practices and good corporate citizenship including, but not limited to: attempts to alleviate environmental issues (e.g., air, water, or soil pollution); addressing of needs within the healthcare sector; improvements in mass communications; and positive treatment of stakeholders. From time to time, the Fund may concentrate in one or more of the following sectors: technology, industrial, healthcare, and life sciences.

The Fund generally will sell a security when, among other considerations, the Sub-Advisor believes the security can no longer provide value to shareholders or the Sub-Advisor identifies the deterioration of a company’s fundamentals and/or ability to respond positively to economic and geopolitical trends. The Fund may deviate entirely from the principal investment strategies described above for temporary defensive purposes; in doing so, the Fund may miss certain investment opportunities and thus may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. As a result of the Fund’s investment in derivative instruments, the Fund is indirectly exposed to the risks of the underlying reference assets of the derivatives. The following principal risks apply to the Fund directly or indirectly through its use of derivative instruments.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Depositary Receipts Risk. The Fund may purchase American Depositary Receipts and Global Depositary Receipts. ADRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the social, political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk.

Equity Securities Risk. The prices of equity securities such as common stock fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

Initial Public Offering Risk. Securities offered in IPOs may be limited in the number of shares available for trading, making them less liquid and more difficult to buy or sell at favorable prices. The market for those securities may be unseasoned. The issuer may have a limited operating history. These factors may contribute to price volatility.

Investment Style Risk. Different investment styles, such as growth and value investing, may shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies generally invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Management Risk. The risk that the investment techniques and risk analyses applied by the Advisor or Sub-Advisor will not produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies.

Market Capitalization Risk. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns.

Market Risk and Security Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, possibly sharply and unpredictably, affecting the values of individual securities held by the Fund. Security selection risk is the risk that the securities held by the Fund will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

New Fund Risk. The Fund is new with no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund’s investments in REITs also subject it to management and tax risks. In addition, if the Fund acquires shares of REITs, its shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the REITs. Shareholders may invest directly in such REITs in order to incur only the expenses associated with investments directly in REITs.

Regulatory Risk. U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund. These may impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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The value of investments in healthcare companies may fluctuate because of changes in the regulatory and competitive environments in which they operate. Many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Furthermore, these companies may be adversely affected by product liability-related lawsuits.

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Companies in the industrial sector are potentially susceptible to changes in underlying markets in commodities used to produce their goods, such as oil or steel markets, which may at times be volatile. Industrial companies are also subject to changes in the regulatory and competitive environment in which they operate, which may adversely affect investments in these companies.

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Life sciences companies may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies, especially those dependent on a relatively limited number of products.

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The information technology industry is highly competitive and innovative, which may adversely affect the value of a company’s securities. Information technology companies are also potentially at risk of cybersecurity threats. Furthermore, the value of information technology securities may be adversely affected by intellectual property lawsuits.

Sustainability Considerations Risk. The Fund’s focus on ESG and SRI criteria may limit the number of investment opportunities available to the Fund and securities of companies with ESG and SRI practices may shift into and out of favor depending on market and economic conditions. As a result the Fund may at times underperform funds that are not subject to similar investment considerations.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund’s website at www.highmorefunds.com or by calling the Fund toll-free at 844-HMRFUND (844-467-3863).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844-467-3863)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmorefunds.com
Highmore Sustainable All-Cap Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	1.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.80%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 691
Highmore Sustainable All-Cap Equity Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	1.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.05%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 771
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,297

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Highmore Group Advisors, LLC ("Highmore" or the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding front end or contingent deferred sales loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses for each share class of the Fund to 1.70% of average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least February 28, 2019, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment the Total Annual Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.